Accounts payable - Summary of accounts payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Accounts payable – local currency	R$ 1,612,933	R$ 952,439
Accounts payable – foreign currency	948,794	424,411
Accounts payable	2,561,727	1,376,850
Current	2,238,668	1,376,850
Non-current	R$ 323,059	R$ 0